January 4, 2006

VIA FEDERAL EXPRESS AND EDGAR
United States Securities and Exchange Commission
Washington, D.C. 20549

Attn:    William Friar
         Mail Stop 4561

         Re:      North Shore Capital Advisors Corp.
                  Form 10-SB filed on November 9, 2005

Ladies and Gentlemen:

     On behalf of North Shore Capital Advisors Corp. (the "Company"), we are electronically transmitting hereunder one conformed copy of Amendment No. 1 to the Registration Statement on Form 10-SB originally filed as November 9, 2005 (the "Registration Statement"). Marked courtesy copies of this filing are being sent via overnight mail to Ben Phippen, Don Walker, Kathryn McHale and William Friar.

     This letter is being filed in response to the Staff's comments to the registration statement on Form 10-SB filed on November 9, 2005 (File No. 000-51245). The Staff's comments are set forth in a letter from William Friar, Senior Financial Analyst, addressed to Steven Cohen, President of the Company, dated December 12, 2005.

     In this letter, we have recited the comments from the Staff in bold and have followed each comment with the Company's response.

1. Please amend your filing to comply with the updating requirements of Item 310 of Regulation S-B.

         As requested, the financial statements have been updated.

2. In your response to our previous comment 2, you have amended your client agreements to clarify that your compensation will not be contingent on the success of your structuring, arranging or facilitating financing or any other transaction involving securities. Please make this clear in your "Description of Business" section by adding a paragraph about compensation. Please disclose how you intend to structure your compensation agreements in connection with the activities you have described.

     The requested disclosure has been added to "Business - Compensation" on page 5 of the Registration Statement.

3. In your response to our prior comment 3, you have not provided the analysis we requested as to whether you are, in fact, an investment advisor. We, therefore, reissue comment 3 and request that you include in your analysis:

a. Whether you are an investment advisor; b. To what extent, if any, you have assets under management and if you are permitted to register with the SEC (and thereby rely on the exemption you cited in your prior response); c. And how you intend to comply, or have complied, with state registration requirements for investment advisors.

     In accordance with our counsel's telephone conversation with Sarah Crovitz of the SEC on December 30th, the Company will not have any assets under management nor any discretion with respect to any assets of any client and, therefore, does not need to register under the Investment Advisers Act of 1940, as amended. Company counsel has researched the laws of the states in which the Company currently does business and has determined that no registration is required at this time under any such laws. The Company will comply with state registration requirements at such time as it is required to do so under the laws of these states.

     4. In your response to comment 5, you made a distinction between "corporate advisory services to small and emerging growth companies" and "wealth management services to high net individuals." You have also represented that both may involve investment advisory services and recommendations to purchase securities. In addition, on page 4 of your registration statement, you have disclosed that you intend to provide clients and owners of your clients with independent business and asset valuations. Because it still is not clear to us, we reissue comment 5. In addition, please represent that your clients will not also be clients of Gold Coast Advisors ("GCA") or alter egos of GCA clients.

     As disclosed on the Registration Statement, the business of the Company is to provide financial services and management consulting services to small and emerging growth companies. The Company does not have, nor does it intend to have, any assets under management, nor will it have any discretion over any client assets. The Company furnishes consulting services of the type provided by such firms as McKinsey and Accenture. On the other hand, GCA provides investment advisory services akin to those provided to high net worth individuals by traditional investment advisory firms; mangers funds on behalf on these individuals. The Company hereby represents that its clients will not also be clients of GCA or alter egos of GCA clients.

     If you have any questions, please contact Sarah Williams, company counsel, at (212) 370-1300.

                       Very truly yours,

                       NORTH SHORE CAPITAL ADVISORS CORP.



                               By: /s/ Steve Cohen
                                   Steve Cohen
                                    President

         cc:      David Selengut, Esq.